Investments	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments	Investments
At December 31, 2025, the following broad range of investment options were utilized by the Plan:

Target Date Retirement Funds

Fund Name	Fund Type
BlackRock LifePath Index Retirement Account C	Balanced
BlackRock LifePath Index 2030 Retirement Account C	Balanced
BlackRock LifePath Index 2035 Retirement Account C	Balanced
BlackRock LifePath Index 2040 Retirement Account C	Balanced
BlackRock LifePath Index 2045 Retirement Account C	Balanced
BlackRock LifePath Index 2050 Retirement Account C	Balanced
BlackRock LifePath Index 2055 Retirement Account C	Balanced
BlackRock LifePath Index 2060 Retirement Account C	Balanced
BlackRock LifePath Index 2065 Retirement Account C	Balanced
BlackRock LifePath Index 2070 Retirement Account C	Balanced
NOTE 4 - Investments (Continued)

Core Funds

Fund Name	Fund Type
BlackRock U.S. Debt Index Account C	Fixed Income
BlackRock Equity Index Account C	Large-Cap Stock
BlackRock Extended Equity Market Fund M	Small & Mid-Cap Growth Stock
BlackRock MSCI ACWI ex-U.S. Index Account C	International Stock
BlackRock Gov’t Short-Term Investment Account C	Money Market
Chevron Stable Value Separate Account (Putnam)	Fixed Income
Principal Diversified Real Asset CIT Tier 3	Real Assets
EARNEST Partners Smid Cap Core Fund Class	Small & Midcap Stock
Separate Account (Dodge & Cox)	Fixed Income
Capital Group EuroPacific Growth Trust	International Stock
Associated Benefits Corporation Stable Value Fund [1]	Fixed Income

[1] Residual values; no longer available for participant investment.

Chevron Stock

Fund Name	Fund Type
Chevron Leveraged ESOP	Company Stock
Chevron Common Stock	Company Stock
NOTE 4 - Investments (Continued)

At December 31, 2024, the following broad range of investment options were utilized by the Plan:

Target Date Retirement Funds

Fund Name	Fund Type
BlackRock LifePath Index Retirement Account C	Balanced
BlackRock LifePath Index 2030 Retirement Account C	Balanced
BlackRock LifePath Index 2035 Retirement Account C	Balanced
BlackRock LifePath Index 2040 Retirement Account C	Balanced
BlackRock LifePath Index 2045 Retirement Account C	Balanced
BlackRock LifePath Index 2050 Retirement Account C	Balanced
BlackRock LifePath Index 2055 Retirement Account C	Balanced
BlackRock LifePath Index 2060 Retirement Account C	Balanced
BlackRock LifePath Index 2065 Retirement Account C	Balanced
BlackRock LifePath Index 2070 Retirement Account C	Balanced

Core Funds

Fund Name	Fund Type
BlackRock U.S. Debt Index Account C	Fixed Income
BlackRock Equity Index Account C	Large-Cap Stock
BlackRock Extended Equity Market Fund M	Small & Mid-Cap Growth Stock
BlackRock MSCI ACWI ex-U.S. Index Account C	International Stock
BlackRock Gov’t Short-Term Investment Account C	Money Market
Chevron Stable Value Separate Account (Putnam)	Fixed Income
Principal Diversified Real Asset CIT Tier 3	Real Assets
EARNEST Partners Smid Cap Core Fund Class	Small & Midcap Stock
Separate Account (Dodge & Cox)	Fixed Income
Capital Group EuroPacific Growth Trust	International Stock
Associated Benefits Corporation Stable Value Fund [1]	Fixed Income
Vanguard Federal Money Market Fund [1]	Money Market
Fidelity Managed Income Portfolio (MIP CL2) [2]	Fixed Income

[1] Residual values; no longer available for participant investment.
[2] Fund transferred to the Chevron ESIP from PDC Energy on December 31, 2024.
NOTE 4 - Investments (Continued)

Chevron Stock

Fund Name	Fund Type
Chevron Leveraged ESOP	Company Stock
Chevron Common Stock	Company Stock

Fidelity BrokerageLink

Through the Fidelity Brokerage Services, LLC, a participant may choose from approximately 10,000 mutual funds from Fidelity and other companies, and Exchange-Traded Funds that are not included in the core or supplemental investment funds. There is no annual fee charged to participants who use this option. Within each fund offered in the Fidelity BrokerageLink, additional fees may be charged, either accrued within a fund’s pooled price or charged directly on deposits or withdrawals depending upon the investment.

Chevron Stable Value Separate Account (Putnam)

The investments that make up the Chevron Stable Value Separate Account (Putnam) are held by the Plan in a separate account with the Plan’s recordkeeper. These investments are primarily high-quality guaranteed investment contracts (GICs) and security-backed investment contracts (SBICs) also referred to as a synthetic GIC. GICs are issued by insurance companies which guarantee the return of principal and a stated rate of interest (Contract Value). SBICs are comprised of two components: investment contracts issued by a financial institution and underlying portfolios of fixed income securities whose market prices fluctuate. The investment contract component of the SBIC is designed to allow participants to transact at Contract Value without reference to the price fluctuations of the underlying fixed income securities. Therefore, GICs and SBICs are normally valued at Contract Value.

The key difference between a synthetic investment contract and a traditional investment contract is that the Plan owns the underlying assets of the synthetic investment contract. A synthetic investment contract includes a wrapper contract, which is an agreement for the wrap issuer, such as a bank or insurance company, to make payments to the Plan in certain circumstances. The wrapper contract typically includes certain conditions and limitations on the underlying assets owned by the Plan. With traditional investment contracts, the Plan owns only the contract itself. Synthetic and traditional investment contracts are designed to accrue interest based on crediting rates established by the contract issuers.
NOTE 4 - Investments (Continued)

The synthetic investment contracts held by the Plan include wrapper contracts that provide a guarantee that the credit rate will not fall below 0 percent. Cash flow volatility (for example, timing of benefit payments) as well as asset underperformance can be passed through to the Plan through adjustments to future contract crediting rates. Formulas are provided in each contract that adjusts renewal crediting rates to recognize the difference between the fair value and the book value of the underlying assets. Crediting rates are reviewed monthly for resetting.

Both the contracts that back GICs and SBICs are not tradable on any secondary market; however, they are fully benefit-responsive to Plan-permitted transactions, which allows participants to initiate withdrawals, loans or transfers to other funds within the Plan at Contract Value. Franklin Templeton, on behalf of the Plan, negotiates both GIC and SBIC contracts with certain employer-initiated transaction provisions (e.g., allowances for targeted layoffs and reorganizations) that make it unlikely that any event would occur that would limit a participant’s ability to transact at Contract Value. There currently are no events that limit the ability to transact at contract value.

The only events or circumstances that would allow issuers to immediately terminate one of the Plan’s GICs or SBICs at an amount different from Contract Value would be if they were provided with willfully fraudulent information about the Plan. Issuers, in some cases, have provisions that allow them to terminate at book value over a specified period of time.

Total Contract Value for GICs and SBICs held directly by the Plan is as follows (in thousands):

	December 31,
	2025	2024
Guaranteed Investment Contracts (GICs)	$56,314	$59,825
Security-Backed Investment Contracts (SBICs) (synthetic GICs)	159,738	151,141
Total Investment Contracts	$216,052	$210,966

The Chevron Stable Value Separate Account (Putnam) includes cash and cash equivalents as noted on the fair value tables in Note 3, above.